INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of Income Tax Expenses

	Year Ended December 31,
	2020	2019	2018
Current	$1,591,008	$1,583,343	$2,147,164
Deferred	(22,899)	(49,549)	(17,777)
Income tax expenses	$1,568,109	$1,533,794	$2,129,387

Schedule of Effective Income Tax Reconciliation

	Year Ended December 31,
	2020	2019	2018
Computed "expected" income tax expenses	$3,399,186	$3,486,260	$3,378,592
Effect on tax incentive / holiday	(1,281,070)	(1,394,504)	(1,377,961)
Non-deductible / (taxable) expense	(550,007)	(557,962)	(128,756)
Income tax expenses	$1,568,109	$1,533,794	$2,129,387

Schedule of Deferred Tax Assets

	December 31,
	2020	2019	2018

Provision of doubtful accounts	$223,375	$188,036	$140,930
Reserve for inventories	19,037	17,966	18,206
	$242,412	$206,002	$159,136